INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2020 (Details) ₽ in Billions, ₴ in Billions, ₨ in Billions	1 Months Ended										12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) facility	Sep. 30, 2020 USD ($) facility	Sep. 30, 2020 RUB (₽) facility	Jul. 31, 2020 USD ($)	Jul. 31, 2020 RUB (₽)	Jun. 30, 2020 USD ($) facility	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) drawdown	Jul. 31, 2016	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 PKR (₨)	Dec. 31, 2020 UAH (₴)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Jul. 31, 2020 RUB (₽)	Jun. 30, 2020 RUB (₽)	Mar. 31, 2020 RUB (₽)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial liabilities											$ 8,180,000,000	$ 10,646,000,000
Borrowings											$ 6,670,000,000	$ 7,595,000,000
Reversed unsettled liabilities, contingent liabilities recognised in business combination													$ 41,000,000
Maximum
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											50.00%
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired	15.00%		15.00%	15.00%
Proportion of ownership interest in subsidiary	100.00%										100.00%
PMCL (Pakistan Mobile Communications Ltd) | Finance costs
Disclosure of detailed information about borrowings [line items]
Net loss on disposal of Algeria operations			$ 59,000,000
PMCL (Pakistan Mobile Communications Ltd) | Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Contingency period										4 years
Reversed unsettled liabilities, contingent liabilities recognised in business combination							$ 41,000,000
VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held in subsidiary										100.00%
Warid Telecom (Pvt) Limited | Pakistan Mobile Communications Limited
Disclosure of detailed information about borrowings [line items]
Consideration transferred in kind										15.00%
Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Notes 3.95%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000											$ 600,000,000
Borrowings, interest rate (in percent)		3.95%											3.95%				3.95%
Percentage of redemption price realised		101.00%											101.00%				101.00%
Kyivstar UAH4.1bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 146,000,000											$ 146,000,000				₴ 4.1
Number of facilities | facility		3
Kyivstar UAH4.1bn bilateral facility | OTP Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		10.15%											10.15%				10.15%
Borrowings term		3 years
Kyivstar UAH4.1bn bilateral facility | Raiffeisen Bank Aval
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		11.00%											11.00%				11.00%
Borrowings term		5 years
Kyivstar UAH4.1bn bilateral facility | Alfa-Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.00%											3.00%				3.00%
Borrowings term		3 years
MTN unsecured notes | VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 135,000,000				$ 288,000,000							$ 273,000,000				$ 1,250,000,000	₽ 10.0		₽ 20.0
MTN unsecured notes | VEON Holdings B.V. | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued								$ 6,500,000,000						$ 6,500,000,000
VTB bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 422,000,000															₽ 30.0
VTB bank bilateral term loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)					8.75%															8.75%
VTB bank bilateral term loan | Floating interest rate - % in addition to key rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)					1.85%															1.85%
RUB100bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Notional amount | ₽																					100.0
Number of facilities | facility							4
Number of facilities utilized | facility							3
Borrowings | ₽																					₽ 87.5
Number of facilities repaid | facility			1	1
Proceeds from non-current borrowings | ₽						₽ 12.5
Repayments of non-current borrowings | ₽				₽ 20.0
Borrowing costs incurred			$ 0
RUB100bn bilateral facility | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term							2 years
RUB100bn bilateral facility | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term							4 years
RUB100bn bilateral facility | VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 1,450,000,000
Borrowings							1,281,000,000
USD300M syndicated term facility | Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Borrowings								300,000,000
Borrowing costs incurred								$ 0
Borrowings maturity, extension term								2 years
USD600M term facility | VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 600,000,000
Repayments of non-current borrowings					$ 500,000,000		100,000,000
Number of drawdowns | drawdown									2
RUB17.5bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Borrowings | ₽																						₽ 17.5
RUB30bn Alfa Bank facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 396,000,000														₽ 30.0
Borrowings									$ 165,000,000													₽ 30.0
Bonds 6.25% | Global Telecom Holding
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																							6.25%
Borrowings																							$ 500,000,000
PKR5Bn United Bank bilateral term facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 33,000,000															₨ 5
Senior unsecured notes 4% | VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																									4.00%
Bonds issued																								$ 300,000,000	$ 700,000,000
Contingent consideration | Level 3 | Financial instruments at fair value
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value							$ 0
Put-option liability over non-controlling interest | At amortized cost
Disclosure of detailed information about borrowings [line items]
Financial liabilities											$ 0	$ 16,000,000
Put-option liability over non-controlling interest | PMCL (Pakistan Mobile Communications Ltd) | At amortized cost
Disclosure of detailed information about borrowings [line items]
Financial liabilities			$ 273,000,000